UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/12

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    6 February 2012
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		142

Form 13F Information Table Value Total:	              $416,347   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp.                     COM              00206r102     2707 80310.673SH       Sole                80310.673
Abbott Laboratories            COM              002824100     1514 23119.000SH       Sole                23119.000
Allergan, Inc.                 COM              018490102      257 2800.000 SH       Sole                 2800.000
Altria Group, Inc.             COM              718154107     3891 123749.000SH      Sole               123749.000
Ameramex Int'l                 COM              02356P100       11 710000.000SH      Sole               710000.000
AmeriGas Partners LP           COM              030975106     1560 40277.169SH       Sole                40277.169
American Electric Power        COM              025537101      401 9385.000 SH       Sole                 9385.000
American Express               COM              025816109      812 14126.478SH       Sole                14126.478
American Natl Ins Co.          COM              028591105     5131 75129.937SH       Sole                75129.937
Anadarko Petroleum Corp.       COM              032511107      212 2852.000 SH       Sole                 2852.000
Apache Corp                    COM              037411105      624 7950.000 SH       Sole                 7950.000
Apple Computer                 COM              037833100      797 1498.230 SH       Sole                 1498.230
BB&T Corporation               COM              054937107     2200 75570.000SH       Sole                75570.000
Bank of America                COM              060505104      960 82677.000SH       Sole                82677.000
Barrick Gold Corp              COM              067901108     7697 219865.000SH      Sole               219865.000
Baxter Intl. Inc.              COM              071813109      285 4270.000 SH       Sole                 4270.000
Becton Dickinson & Company     COM              075887109      276 3528.000 SH       Sole                 3528.000
Berkshire Hathaway Class B     COM              084670702    16066 179106.000SH      Sole               179106.000
Blue Gem Enterprise            COM              09548T106        0 243851.000SH      Sole               243851.000
Boeing                         COM              097023105     5381 71400.000SH       Sole                71400.000
Bristol Myers Squibb           COM              110122108     7665 235199.131SH      Sole               235199.131
C.R. Bard Inc                  COM              067383109      215 2200.000 SH       Sole                 2200.000
CIGNA Corporation              COM              125509109      214 4000.000 SH       Sole                 4000.000
Canadian National Railway Co   COM              136375102      523 5750.000 SH       Sole                 5750.000
Caterpillar Inc.               COM              149123101    11259 125651.000SH      Sole               125651.000
Central Fund of Canada Limited COM              153501101     1842 87600.000SH       Sole                87600.000
Chanticleer Holdings, Inc.     COM              15930P404      100 44444.000SH       Sole                44444.000
Chevron Texaco                 COM              166764100     4934 45625.000SH       Sole                45625.000
Church & Dwight Co Inc         COM              171340102      295 5500.000 SH       Sole                 5500.000
Claymore/BNY BRIC              COM              18383M100      276 7675.000 SH       Sole                 7675.000
ClearBridge Energy MLP         COM              184692101      230 10000.000SH       Sole                10000.000
Coca Cola                      COM              191216100     6952 191777.341SH      Sole               191777.341
Colgate Palmolive              COM              194162103     1012 9677.000 SH       Sole                 9677.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    10606 182900.985SH      Sole               182900.985
Constellation Brands           COM              21036P108      733 20700.000SH       Sole                20700.000
Csx Corporation                COM              126408103     4138 209724.000SH      Sole               209724.000
Deere & Company                COM              244199105     4457 51571.000SH       Sole                51571.000
Diageo PLC New ADR             COM              25243Q205      572 4903.000 SH       Sole                 4903.000
Duke Energy Corp.              COM              26441c204     8266 129564.999SH      Sole               129564.999
E I Dupont De Nemour           COM              263534109     1435 31907.897SH       Sole                31907.897
EMC Corporation                COM              268648102     2105 83189.000SH       Sole                83189.000
Eli Lilly & Co                 COM              532457108      207 4200.000 SH       Sole                 4200.000
Emerson Electric               COM              291011104    12781 241339.670SH      Sole               241339.670
EverBank Financial Corp.       COM              29977G102     3110 208603.000SH      Sole               208603.000
Express Scripts, Inc           COM              30219g108     7191 133167.000SH      Sole               133167.000
Exxon Mobil Corp               COM              30231g102    10483 121119.000SH      Sole               121119.000
Federal Mogul Corporation      COM              313549107        0 50000.000SH       Sole                50000.000
Flowers Foods, Inc.            COM              343496105      708 30419.000SH       Sole                30419.000
Freeport-McMoRan Copper & Gold COM              35671D857     3067 89671.812SH       Sole                89671.812
Genco Shipping                 COM              Y2685T107       75 21425.000SH       Sole                21425.000
General Dynamics               COM              369550108      209 3010.000 SH       Sole                 3010.000
General Electric               COM              369604103    11595 552389.886SH      Sole               552389.886
General Mills                  COM              370334104     1307 32336.000SH       Sole                32336.000
General Signal Corp.           COM              367220100        1 10000.000SH       Sole                10000.000
Genuine Parts                  COM              372460105      404 6350.000 SH       Sole                 6350.000
H J Heinz                      COM              423074103     6974 120904.000SH      Sole               120904.000
HEICO Corp.                    COM              422806109     1547 34573.000SH       Sole                34573.000
Hawaiian Electric Ind.         COM              419870100     2668 106109.000SH      Sole               106109.000
Home Depot                     COM              437076102     2210 35738.000SH       Sole                35738.000
Honeywell Inc.                 COM              438516106     1853 29195.000SH       Sole                29195.000
Hospital Corp Of America       COM              422915108      308 10216.000SH       Sole                10216.000
Illinois Tool Works, Inc.      COM              452308109     1040 17100.000SH       Sole                17100.000
Intel Corporation              COM              458140100     5378 260805.542SH      Sole               260805.542
International Business Machine COM              459200101     8971 46833.281SH       Sole                46833.281
Ireland, Inc.                  COM              46267t206       17 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100     1425 32398.000SH       Sole                32398.000
Johnson & Johnson              COM              478160104    17443 248830.000SH      Sole               248830.000
Johnson Controls               COM              478366107     3434 111950.000SH      Sole               111950.000
Kinder Morgan Energy Partners  COM              494550106     2867 35933.021SH       Sole                35933.021
Kraft Foods, Inc.              COM              50076q106     1294 28458.001SH       Sole                28458.001
Lockheed Martin Corp.          COM              539830109      420 4550.000 SH       Sole                 4550.000
McDonald's Corp.               COM              580135101    11666 132253.114SH      Sole               132253.114
Merck & Co. Inc.               COM              589331107      863 21082.000SH       Sole                21082.000
Microsoft Corporation          COM              594918104     3245 121485.000SH      Sole               121485.000
Minnesota Mining Mfg           COM              88579y101     7036 75778.000SH       Sole                75778.000
Mondelez International, Inc.   COM              609207105     2090 82130.001SH       Sole                82130.001
Monsanto Company               COM              61166W101     1239 13090.000SH       Sole                13090.000
National Retail Properties, In COM              202218103      289 9250.000 SH       Sole                 9250.000
NextEra Energy, Inc.           COM              65339F101      207 2990.000 SH       Sole                 2990.000
Nike Inc Cl B                  COM              654106103     1700 32950.000SH       Sole                32950.000
Nordstrom, Inc.                COM              655664100     1469 27450.000SH       Sole                27450.000
Norfolk Southern Corp.         COM              655844108     2426 39225.000SH       Sole                39225.000
Occidental Petroleum           COM              674599105     1274 16632.000SH       Sole                16632.000
Oracle Corporation             COM              68389X105     3348 100488.000SH      Sole               100488.000
P P G Industries Inc.          COM              693506107      325 2400.000 SH       Sole                 2400.000
PROLOR Biotech, Inc.           COM              74344F106      219 44250.000SH       Sole                44250.000
Patriot Transportation Holding COM              70337B102     7774 273433.000SH      Sole               273433.000
Penn West Energy Trust         COM              707885109      111 10200.000SH       Sole                10200.000
Pepsico Inc.                   COM              713448108    12397 181167.923SH      Sole               181167.923
Pfizer                         COM              717081103     3686 146974.000SH      Sole               146974.000
Philip Morris International    COM              718172109     5920 70781.000SH       Sole                70781.000
Phillips 66 Common Stock       COM              718546104     4990 93965.000SH       Sole                93965.000
Piedmont Natural Gas Co.       COM              720186105     2214 70700.000SH       Sole                70700.000
Pioneer Natural Resources      COM              723787107      495 4642.000 SH       Sole                 4642.000
Plum Creek Timber Co. Inc      COM              729251108      219 4942.000 SH       Sole                 4942.000
Potash Corp. of Saskatchewan,  COM              73755L107      562 13824.000SH       Sole                13824.000
Procter & Gamble               COM              742718109    11821 174125.000SH      Sole               174125.000
Regency Centers Corporation    COM              758939102      485 10293.000SH       Sole                10293.000
Regions Financial Corp.        COM              7591ep100       94 13127.000SH       Sole                13127.000
Royal Dutch Petroleum          COM              780257804     1250 18123.000SH       Sole                18123.000
S&P 400 MidCap SPDRs           COM              78467Y107     7655 41219.000SH       Sole                41219.000
Schlumberger Limited           COM              806857108     1797 25927.000SH       Sole                25927.000
Southern Company               COM              842587107    11971 279620.000SH      Sole               279620.000
Spectra Energy Corp.           COM              847560109     4994 182378.000SH      Sole               182378.000
St Jude Medical Inc            COM              790849103      571 15800.000SH       Sole                15800.000
Starbucks Corporation          COM              855244109      675 12580.000SH       Sole                12580.000
Stryker Corp Com               COM              863667101      469 8554.000 SH       Sole                 8554.000
Sysco Corporation              COM              871829107      578 18250.000SH       Sole                18250.000
Target Inc.                    COM              87612E106      568 9600.000 SH       Sole                 9600.000
Tidewater Inc.                 COM              886423102      469 10500.000SH       Sole                10500.000
Total Fina SA ADR              COM              89151E109      208 4000.000 SH       Sole                 4000.000
United Technologies Corp.      COM              913017109     2220 27070.000SH       Sole                27070.000
Vanguard Index Small-Cap Growt COM              922908595      481 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      941 12950.000SH       Sole                12950.000
Vanguard Mid-Cap VIPERs        COM              922908629      676 8200.000 SH       Sole                 8200.000
Verizon Communications         COM              92343V104     4497 103930.480SH      Sole               103930.480
Visa Inc. Class A              COM              92826C839      318 2100.000 SH       Sole                 2100.000
Vodafone Corp.                 COM              92857w209     1780 70680.000SH       Sole                70680.000
Vulcan Materials Company       COM              929160109     7003 134539.000SH      Sole               134539.000
Wal-Mart Stores                COM              931142103     1431 20973.000SH       Sole                20973.000
Walgreen Co                    COM              931422109      384 10385.000SH       Sole                10385.000
Walt Disney                    COM              254687106     1932 38801.000SH       Sole                38801.000
WellPoint Inc.                 COM              94973V107      922 15140.000SH       Sole                15140.000
Wells Fargo & Co.              COM              949746101     5731 167678.222SH      Sole               167678.222
Weyerhaeuser Co.               COM              962166104     4447 159857.837SH      Sole               159857.837
Yum! Brands, Inc.              COM              895953107      521 7848.000 SH       Sole                 7848.000
iShares MSCI Australia Index                    464286103     5100 202852.000SH      Sole               202852.000
iShares MSCI Brazil Index Fund                  464286400     3627 64831.000SH       Sole                64831.000
iShares MSCI Emerg Mkts Index                   464287234      960 21641.000SH       Sole                21641.000
streetTRACKS Gold Shares                        78463V107     1251 7720.000 SH       Sole                 7720.000
Alabama Power 5.20% Div Qualif PFD              010392595     1037    40050 SH       Sole                    40050
American International Group 7 PFD              026874859      513    20200 SH       Sole                    20200
Goldman Sachs Group 6.20% Div. PFD              38144x500     1504    59810 SH       Sole                    59810
Goldman Sachs Group Floating R PFD              38143Y665     5241   253300 SH       Sole                   253300
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      954    37400 SH       Sole                    37400
JPM Chase Series S 6.625%      PFD              48123a207     1238    49000 SH       Sole                    49000
Metlife Inc. Floating Rate     PFD              59156R504    10666   424275 SH       Sole                   424275
U.S. Bancorp 7.875%            PFD              902973882      205     8000 SH       Sole                     8000
Wells Fargo Cap XII  7.875%    PFD              94985V202     3468   136898 SH       Sole                   136898
AGIC Convertible & Income Fund                  65370F101      237    27234 SH       Sole                    27234
Chanticleer Holdings, Inc.     WT               15930P131      100    44444 SH       Sole                    44444
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